UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:
                       Name:       Healy Circle Capital
                                   Management, LLC
                       Address:    153 East 53rd Street
                                   New York, New York 10022

                       13F File
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Aaron Tawil
Title:                Chief Operating
                      Officer
Phone:                212-446-2443
Signature,            Place,                and Date of Signing:
Aaron Tawil           New York, New York    February 11, 2004

Report Type (Check only one.):
                      [ X]        13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this   None
Manager:

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                    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included         None
Managers:
Form 13F Information Table       37
Entry Total:
Form 13F Information Table       $122,296
Value Total:

List of Other Included           None
Managers:

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FORM 13F INFORMATION TABLE

Name of Issuer		Class	Cusip		Value(000's)	Shares  Shares	Invstmt Dscretn	Voting Authority

AMERICAN AXLE & MFG	Common	024061103	4,398		108800	SH	Sole		108800

BEST BUY COMPANY INC	Common	086516101  	3,657	     	70000	SH  	Sole   	  	70000

BOISE CASCADE CORP	Common	097383103  	5,422         	165000	SH	Sole            165000

BALL CORP         	Common	058498106  	2,877         	48300	SH  	Sole            48300

CROWN HOLDINGS INC	Common	228368106 	3,109         	343200	SH 	Sole            343200

CENDANT CORP  		Common	151313103 	3,768         	169200	SH 	Sole            169200

DIEBOLD INC      	Common	253651103 	4,003         	74300	SH	Sole            74300

DUN & BRADSTREET CORP	Common	26483E100 	4,285         	84500 	SH 	Sole            84500

DOW CHEMICAL CO  	Common	260543103 	4,851         	116700	SH 	Sole            116700

DST SYSTEMS INC   	Common	233326107 	1,670         	40000 	SH 	Sole            40000

FREEPORT-MCMORAN 	Common	35671D857 	4,976         	118100	SH  	Sole            118100

FIRST DATA CORP    	Common	319963104 	3,184         	77500	SH 	Sole            77500

GRAFTECH INTL LTD  	Common	384313102 	3,718		275400	SH 	Sole            275400

GENESEE & WYOMING INC	Common	371559105 	630           	20000	SH	Sole            20000

HOLLINGER INTL INC 	Common	435569108 	1,264         	80900	SH	Sole            80900

INTERGRAPH CORP		Common	458683109 	2,524         	105455	SH 	Sole            105455

J C PENNEY CO INC 	Common	708160106 	3,022         	115000	SH 	Sole            115000

LKQ CORP         	Common	501889208 	2,165         	120593	SH  	Sole            120593

ALTRIA GROUP INC  	Common	02209S103 	4,898         	90000	SH	Sole            90000

MINERALS TECHNOLOGIES	Common	603158106 	3,377         	57000	SH 	Sole	       	57000

MOORE WALLACE INC	Common	615857109	1,405    	75000  	SH      Sole		75000

MAX RE CAPITAL LT 	Common	G6052F103	2,561	    	113800 	SH      Sole		113800

KNIGHT TRADING GRP INC	Common	499063105  	2,731    	186272 	SH      Sole		186272

NEWELL RUBBERMAID INC	Common	651229106  	2,505    	110000 	SH      Sole		110000

NEW YORK COMMUNITY BANC	Common	649445103  	4,109    	108000 	SH      Sole		108000

PACIFIC SUNWEAR CAL	Common  694873100  	2,830  		134100 	SH	Sole		134100

PACTIV CORPORATION	Common	695257105  	4,006    	167600 	SH      Sole		167600

STATEN ISLAND BANCORP	Common	857550107  	2,025    	90000  	SH      Sole		90000

SLM CORPORATION 	Common	78442P106  	1,944    	51600  	SH      Sole		51600

SMURFIT-STONE CONTAINER	Common	832727101  	3,004    	161769 	SH      Sole		161769

TARGET CORPORATION  	Common	87612E106  	4,128    	107500 	SH      Sole		107500

TIME WARNER INC		Common	887317105  	3,598    	200000 	SH      Sole		200000

TYCO INTERNATIONAL LTD	Common	902124106  	5,960    	224900 	SH      Sole		224900

WESTCORP		Common	957907108  	2,248    	61500  	SH      Sole		61500

WASTE MANAGEMENT INC	Common	94106L109  	5,503    	185900 	SH      Sole		185900

WABASH NATIONAL CORP	Common	929566107  	3,182		108600 	SH	Sole		108600

WESTAR ENERGY INC	Common	95709T100  	2,762    	136400 	SH      Sole		136400

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